Research and Development Expenses	9 Months Ended
Sep. 30, 2020
Research and Development Expenses
Research and Development Expenses

17. Research and Development Expenses

Research and development expenses consist of the following:

	Nine Months Ended September 30,
	2019	2020
Employee compensation	1,587,407	991,252
Design and development expenses	1,525,353	452,833
Depreciation and amortization expenses	131,489	149,050
Rental and related expenses	44,702	39,443
Travel and entertainment expenses	54,610	10,315
Others	58,611	15,434
Total	3,402,172	1,658,327